Lease (Details) - Schedule of supplemental balance sheet information - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Balance Sheet Information Abstract
ROU assets	¥ 319,263	¥ 678,769
Operating lease liabilities – current	(162,791)	(285,200)
Operating lease liabilities – non-current	¥ (153,298)	¥ (428,486)
Weighted average remaining lease terms	7 years 7 months 17 days	7 years 1 month 6 days
Weighted average incremental borrowing rate	9.85%	10.09%